Cover Page	12 Months Ended
Oct. 31, 2019 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	ROYAL BANK OF CANADA
Entity Central Index Key	0001000275
Entity Accounting Standard	IFRS
Current Fiscal Year End Date	--10-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	1,430,678,036
Entity Interactive Data Current	Yes
Entity Address, State or Province	ON
Entity Address, Country	CA